Note 37 - Tariffs on steel and other imports in the United States and Canada (Details)	12 Months Ended
Dec. 31, 2025
Note 37 - Tariffs on steel and other imports in the United States and Canada
Description of tariffs on steel and other imports by united states government	Effective March 12, 2025, the U.S. government introduced changes to the tariffs applicable to imported steel products, including those produced and sold by the Company. These changes include the extension of a 25% tariff to all imported steel products through a phased-in implementation plan, initially applying to raw steel products, with downstream (“derivative”) products being subject to the tariff starting June 1, 2025. Exclusions that previously exempted specific products and countries from the existing tariffs were discontinued. On June 4, 2025, the U.S. government increased these tariffs to 50% (with the exception of steel imports from the United Kingdom, whose tariffs remain at 25%), and on June 16, 2025, the list of steel derivative products to which the tariffs apply was expanded. The list of steel derivative products was further expanded on August 18, 2025.
Description of tarrifs on steel and other imports by canadian government	On August 2, 2025, the Canadian government applied Section 53 tariff rate quotas on imports of steel products, with tariffs of 50% (additional to normal duty rates) applying to imports of steel products in excess of established quotas. The tariff rate quotas were initially set at 100% of 2024 imports for the group of countries having a free trade agreement with Canada and 50% of 2024 imports for the group of countries without a free trade agreement with Canada. As members of the USMCA trade agreement, these tariffs do not apply to imports from Mexico and the United States, although separately Canada is applying a 25% tariff on imports of steel products from the United States as a retaliatory measure for the U.S. tariffs on steel products. On December 26, 2025, the Canadian government reduced the tariff rate quotas to 75% of 2024 imports for the group of countries having a free trade agreement with Canada and 20% of 2024 imports for the group of countries without a free trade agreement with Canada. In December 2025, the Canadian government provided an exemption from the tariff for steel bars imported by Tenaris for its seamless pipe operations in Sault Ste. Marie with retroactive effect.